Investment Objectives and Goals	Feb. 27, 2025
SP Funds S&P Global Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	SP Funds S&P Global Technology ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The SP Funds S&P Global Technology ETF (the “Fund” or the “Global Technology ETF”) seeks to track the performance, before fees and expenses, of the S&P Global 1200 Shariah Information Technology Capped Index (the “Index” or the “Shariah Technology Index”).

SP Funds S&P World (ex-US) ETF
Prospectus [Line Items]
Risk/Return [Heading]	SP Funds S&P World (ex-US) ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The SP Funds S&P World (ex-US) ETF (the “Fund” or the “World ETF”) seeks to track the performance, before fees and expenses, of the S&P DM Ex-U.S. & EM 50/50 Shariah Index (the “Index” or the “Shariah World Index”).

SP Funds 2030 Target Date Fund
Prospectus [Line Items]
Risk/Return [Heading]	SP Funds 2030 Target Date Fund – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The SP Funds 2030 Target Date Fund (the “Fund” or the “2030 Fund”) seeks a high level of total return through its target date. Thereafter, the Fund primarily seeks high current income and secondarily capital appreciation.

SP Funds 2040 Target Date Fund
Prospectus [Line Items]
Risk/Return [Heading]	SP Funds 2040 Target Date Fund – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The SP Funds 2040 Target Date Fund (the “Fund” or the “2040 Fund”) seeks a high level of total return through its target date. Thereafter, the Fund primarily seeks high current income and secondarily capital appreciation.

SP Funds 2050 Target Date Fund
Prospectus [Line Items]
Risk/Return [Heading]	SP Funds 2050 Target Date Fund – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The SP Funds 2050 Target Date Fund (the “Fund” or the “2050 Fund”) seeks a high level of total return through its target date. Thereafter, the Fund primarily seeks high current income and secondarily capital appreciation.